Share capital and reserves (Detail) - Stock Options - Number/Weighted Average Exercise Price	9 Months Ended
Sep. 30, 2018 USD ($) shares
Notes to Financial Statements
Options Outstanding, December 31, 2017 | shares	9,364,433
Granted | shares	570,000
Exercised | shares	(271,002)
Forfeited or expired | shares	(2,506,198)
Options Outstanding, September 30, 2018 | shares	7,157,233
Weighted Average Exercise Price, Outstanding, Beginning | $	$ 3.47
Weighted Average Exercise Price, Granted | $	3.1
Weighted Average Exercise Price, Exercised | $	3.92
Weighted Average Exercise Price, Forfeited or expired | $	3.76
Weighted Average Exercise Price, Outstanding, End | $	$ 3.33